Prepayments - Summary of Prepayments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Advances to suppliers and contractors	₱ 69,326	₱ 82,749
Prepaid taxes	14,911	15,652
Prepaid fees and licenses	1,983	1,631
Prepaid benefit costs (Note 26)	1,598	1,018
Prepaid repairs and maintenance	542	531
Prepaid rent	528	574
Prepaid insurance (Note 25)	120	163
Other prepayments	6,741	5,166
Prepayments	95,749	107,484
Current portion of prepayments (Notes 19 and 25)	14,696	12,707
Prepayments - net of current portion (Notes 19, 25 and 26)	₱ 81,053	₱ 94,777